Note 5 - Intangible assets (Detail) - Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents, at cost	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(2,275,110)	(1,968,353)
Net intangible assets	$ 1,227,025	$ 1,533,782